Earnings Per Share (Tables)	3 Months Ended
Mar. 31, 2011
Earnings Per Share (Tables) [Abstract]
Basic and diluted earnings per share

	Three months ended March 31,
(in millions, except per share amounts)	2011	2010

Basic earnings per share
Net income	$5,555	$3,326
Less: Preferred stock dividends	157	162

Net income applicable to common equity	5,398	3,164
Less: Dividends and undistributed earnings allocated to participating securities	262	190

Net income applicable to common stockholders	$5,136	$2,974
Total weighted-average basic shares outstanding	3,981.6	3,970.5

Net income per share	$1.29	$0.75

	Three months ended March 31,
(in millions, except per share amounts)	2011	2010

Diluted earnings per share
Net income applicable to common stockholders	$5,136	$2,974
Total weighted-average basic shares outstanding	3,981.6	3,970.5
Add: Employee stock options, SARs and warrants(a)	32.5	24.2

Total weighted-average diluted shares outstanding(b)	4,014.1	3,994.7

Net income per share	$1.28	$0.74

(a)	Excluded from the computation of diluted EPS (due to the antidilutive effect) were options issued under employee benefit plans and the warrants originally issued in 2008 under the U.S. Treasury’s Capital Purchase Program to purchase shares of the Firm’s common stock. The aggregate number of shares issuable upon the exercise of such options and warrants was 85 million and 239 million for the three months ended March 31, 2011 and 2010, respectively.

(b)	Participating securities were included in the calculation of diluted EPS using the two-class method, as this computation was more dilutive than the calculation using the treasury stock method.